SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares S&P 500 Bond Index Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Advertising – 0.2%
Omnicom Group, Inc., 3.600%, 4-15-26	$125	$134

Broadcasting – 0.9%
Discovery Communications LLC (GTD by Discovery, Inc.), 4.650%, 5-15-50	210	247
Fox Corp., 4.709%, 1-25-29	224	256
ViacomCBS, Inc., 4.950%, 1-15-31	182	217
		720
Cable & Satellite – 2.6%
Citrix Systems, Inc., 1.250%, 3-1-26	101	99
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.700%, 4-15-24	281	299
3.950%, 10-15-25	125	137
3.150%, 3-1-26	211	225
3.400%, 4-1-30	250	273
1.950%, 1-15-31	236	232
1.500%, 2-15-31	300	283
3.750%, 4-1-40	250	280
3.999%, 11-1-49	150	174
		2,002
Integrated Telecommunication Services – 8.6%
AT&T, Inc.:
3.400%, 5-15-25	61	64
1.700%, 3-25-26	350	349
2.300%, 6-1-27	249	253
2.250%, 2-1-32	215	208
4.500%, 5-15-35	190	220
3.100%, 2-1-43	350	341
4.500%, 3-9-48	282	330
3.300%, 2-1-52	350	344
3.550%, 9-15-55	157	158
3.800%, 12-1-57	350	365
3.650%, 9-15-59	350	354
3.850%, 6-1-60	291	305
3.500%, 2-1-61	350	345
Verizon Communications, Inc.:
3.500%, 11-1-24	228	243
4.125%, 3-16-27	160	178
4.329%, 9-21-28	120	136
4.016%, 12-3-29	144	162
1.680%, 10-30-30	350	333
1.750%, 1-20-31	250	237
2.550%, 3-21-31	246	248
2.650%, 11-20-40	250	238
3.400%, 3-22-41	350	367
4.862%, 8-21-46	351	453
4.522%, 9-15-48	8	10
2.875%, 11-20-50	350	333
2.987%, 10-30-56	237	225
		6,799
Interactive Media & Services – 0.5%
Alphabet, Inc.:
1.900%, 8-15-40	400	365

2.250%, 8-15-60	3	3
		368
Movies & Entertainment – 1.4%
Walt Disney Co. (The):
1.750%, 8-30-24	189	192
1.750%, 1-13-26	475	480
2.000%, 9-1-29	450	448
		1,120
Wireless Telecommunication Service – 1.7%
T-Mobile USA, Inc.:
3.500%, 4-15-25	500	530
3.750%, 4-15-27	500	542
2.050%, 2-15-28	250	248
4.500%, 4-15-50	15	18
		1,338
Total Communication Services - 15.9%		12,481
Consumer Discretionary

Automobile Manufacturers – 0.3%
General Motors Co., 5.200%, 4-1-45	200	248

Casinos & Gaming – 0.2%
Las Vegas Sands Corp., 3.900%, 8-8-29	130	131

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	96	102

Home Improvement Retail – 2.1%
Home Depot, Inc. (The):
2.700%, 4-15-30	284	298
4.500%, 12-6-48	395	512
2.375%, 3-15-51	350	323
Lowe’s Co., Inc., 2.625%, 4-1-31	500	512
		1,645
Hotels, Resorts & Cruise Lines – 0.2%
Booking Holdings, Inc., 4.625%, 4-13-30	124	145

Internet & Direct Marketing Retail – 2.5%
Amazon.com, Inc.:
2.800%, 8-22-24	400	419
1.500%, 6-3-30	88	85
3.875%, 8-22-37	400	471
4.050%, 8-22-47	300	365
4.250%, 8-22-57	235	302
2.700%, 6-3-60	34	33
eBay, Inc., 2.600%, 5-10-31	111	112
Expedia Group, Inc., 3.250%, 2-15-30	150	153
		1,940
Restaurants – 0.2%
Starbucks Corp., 2.550%, 11-15-30	165	168

Total Consumer Discretionary - 5.6%		4,379
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co., 3.000%, 7-15-26	250	262

Drug Retail – 2.7%
CVS Health Corp.:
3.250%, 8-15-29	350	374
3.750%, 4-1-30	81	89
4.780%, 3-25-38	325	396
5.125%, 7-20-45	152	198
5.050%, 3-25-48	375	491
4.250%, 4-1-50	500	606
		2,154
Food Distributors – 0.2%
Sysco Corp., 5.950%, 4-1-30	126	157

Food Retail – 0.2%
Kroger Co. (The), 2.650%, 10-15-26	172	179

Hypermarkets & Super Centers – 0.8%
Costco Wholesale Corp., 1.375%, 6-20-27	208	207
Walmart, Inc., 3.400%, 6-26-23	400	416
		623
Packaged Foods & Meats – 0.5%
Conagra Brands, Inc., 5.400%, 11-1-48	224	302
Mondelez International, Inc., 2.750%, 4-13-30	100	103
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 5.100%, 9-28-48	2	3
		408
Soft Drinks – 1.5%
Coca-Cola Co. (The):
1.000%, 3-15-28	215	207
2.250%, 1-5-32	350	356
PepsiCo, Inc., 0.750%, 5-1-23	572	573
		1,136
Tobacco – 1.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
4.800%, 2-14-29	200	226
2.450%, 2-4-32	390	371
Philip Morris International, Inc., 1.750%, 11-1-30	350	333
		930
Total Consumer Staples - 7.4%		5,849
Energy

Integrated Oil & Gas – 0.8%
Chevron Corp., 2.954%, 5-16-26	500	530
Chevron USA, Inc. (GTD by Chevron Corp.), 2.343%, 8-12-50	59	54
		584
Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12-15-47	39	45
Halliburton Co., 5.000%, 11-15-45	178	213
Schlumberger Investment S.A., 2.650%, 6-26-30	194	199
		457

Oil & Gas Exploration & Production – 2.2%
Devon Energy Corp., 4.750%, 5-15-42	131	152
EOG Resources, Inc., 2.625%, 3-15-23	206	209
Exxon Mobil Corp.:
2.992%, 3-19-25	250	263
3.043%, 3-1-26	39	41
2.610%, 10-15-30	236	245
4.227%, 3-19-40	250	295
4.327%, 3-19-50	250	308
3.452%, 4-15-51	45	49
Pioneer Natural Resources Co., 2.150%, 1-15-31	189	183
		1,745
Oil & Gas Refining & Marketing – 0.5%
Phillips 66, 2.150%, 12-15-30	150	145
Valero Energy Corp., 2.850%, 4-15-25	250	259
		404
Oil & Gas Storage & Transportation – 1.8%
Kinder Morgan, Inc.:
4.300%, 3-1-28	92	102
5.550%, 6-1-45	200	254
MPLX L.P.:
4.700%, 4-15-48	350	405
5.500%, 2-15-49	140	179
Williams Co., Inc. (The), 2.600%, 3-15-31	500	497
		1,437
Total Energy - 5.9%		4,627
Financials

Asset Management & Custody Banks – 0.4%
Bank of New York Mellon Corp. (The), 0.350%, 12-7-23	150	149
BlackRock, Inc., 1.900%, 1-28-31	151	149
		298
Consumer Finance – 2.1%
American Express Co., 2.500%, 7-30-24	264	273
Capital One Financial Corp.:
3.900%, 1-29-24	100	105
3.800%, 1-31-28	300	327
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
5.100%, 1-17-24	125	134
4.350%, 1-17-27	160	176
3.600%, 6-21-30	450	481
2.350%, 1-8-31	196	191
		1,687
Diversified Banks – 5.0%
Bank of America Corp.:
3.300%, 1-11-23	60	62
3.500%, 4-19-26	22	24
3.248%, 10-21-27	705	751
4.183%, 11-25-27	805	881
U.S. Bancorp, 1.375%, 7-22-30	358	337
Wells Fargo & Co.:
3.750%, 1-24-24	250	263
3.000%, 2-19-25	250	261
3.550%, 9-29-25	332	354
3.000%, 4-22-26	50	52
3.000%, 10-23-26	310	326
4.150%, 1-24-29	580	650
		3,961
Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.:
4.250%, 9-21-48	150	187
3.000%, 6-15-50	250	253
		440

Investment Banking & Brokerage – 5.4%
Charles Schwab Corp. (The), 0.750%, 3-18-24	198	197
Goldman Sachs Group, Inc. (The):
3.625%, 1-22-23	74	76
4.000%, 3-3-24	84	89
3.500%, 1-23-25	42	44
3.500%, 4-1-25	500	529
4.250%, 10-21-25	465	508
3.500%, 11-16-26	59	63
3.850%, 1-26-27	365	393
6.750%, 10-1-37	350	497
Morgan Stanley:
3.125%, 1-23-23	100	103
3.875%, 4-29-24	200	212
3.700%, 10-23-24	330	352
4.000%, 7-23-25	500	542
4.300%, 1-27-45	500	616
		4,221
Life & Health Insurance – 0.4%
Prudential Financial, Inc., 3.700%, 3-13-51	257	293

Multi-Line Insurance – 0.6%
American International Group, Inc.:
3.900%, 4-1-26	280	304
4.375%, 6-30-50	130	162
		466
Multi-Sector Holdings – 0.4%
Berkshire Hathaway, Inc., 2.750%, 3-15-23	322	329

Other Diversified Financial Services – 2.8%
Citigroup, Inc.:
4.400%, 6-10-25	64	70
3.200%, 10-21-26	288	305
4.450%, 9-29-27	275	307
4.750%, 5-18-46	132	163
4.650%, 7-23-48	174	224
JPMorgan Chase & Co.:
3.200%, 1-25-23	290	298
2.700%, 5-18-23	255	261
3.875%, 9-10-24	57	60
3.125%, 1-23-25	250	263
2.950%, 10-1-26	230	243
		2,194
Property & Casualty Insurance – 0.8%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
1.450%, 10-15-30	350	335
4.250%, 1-15-49	150	185
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 4.350%, 11-3-45	121	150
		670
Regional Banks – 0.6%
Fifth Third Bancorp, 3.650%, 1-25-24	162	170
PNC Financial Services Group, Inc. (The), 2.550%, 1-22-30	72	74
Truist Financial Corp., 1.125%, 8-3-27	280	271
		515
Total Financials - 19.1%		15,074
Health Care

Biotechnology – 2.4%
Amgen, Inc.:
2.300%, 2-25-31	433	436
4.400%, 5-1-45	340	406
4.663%, 6-15-51	300	385
Biogen, Inc.:
2.250%, 5-1-30	49	48

3.150%, 5-1-50	100	97
Gilead Sciences, Inc.:
4.750%, 3-1-46	393	499
2.800%, 10-1-50	30	29
		1,900
Health Care Equipment – 0.9%
Abbott Laboratories:
3.750%, 11-30-26	88	97
4.900%, 11-30-46	261	358
Becton Dickinson & Co.:
3.700%, 6-6-27	99	108
3.794%, 5-20-50	46	52
Boston Scientific Corp., 2.650%, 6-1-30	100	102
		717
Health Care Facilities – 1.1%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.000%, 3-15-24	650	699
5.250%, 6-15-26	114	129
		828
Health Care Services – 1.1%
Cigna Corp.:
3.750%, 7-15-23	23	24
4.800%, 8-15-38	624	769
4.900%, 12-15-48	69	89
		882
Health Care Supplies – 0.0%
Cigna Corp., 4.125%, 11-15-25	27	30

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc., 2.000%, 10-15-31	273	269

Managed Health Care – 1.4%
Anthem, Inc., 2.550%, 3-15-31	350	358
UnitedHealth Group, Inc.:
0.550%, 5-15-24	147	146
2.750%, 5-15-40	130	132
2.900%, 5-15-50	153	156
3.250%, 5-15-51	250	271
		1,063
Pharmaceuticals – 7.2%
AbbVie, Inc.:
3.750%, 11-14-23	250	262
2.600%, 11-21-24	250	260
3.800%, 3-15-25	141	150
3.600%, 5-14-25	75	80
3.200%, 5-14-26	240	255
4.250%, 11-14-28	500	566
3.200%, 11-21-29	250	268
4.050%, 11-21-39	250	287
4.875%, 11-14-48	100	129
Bristol-Myers Squibb Co.:
0.537%, 11-13-23	250	249
0.750%, 11-13-25	350	341
3.400%, 7-26-29	350	383
4.250%, 10-26-49	300	372
Johnson & Johnson, 0.950%, 9-1-27	500	489
Merck & Co., Inc.:
1.450%, 6-24-30	209	200
4.000%, 3-7-49	250	304
2.450%, 6-24-50	26	25
Mylan N.V., 3.950%, 6-15-26	380	410
Pfizer, Inc.:
3.600%, 9-15-28	141	157
2.700%, 5-28-50	480	484
		5,671
Total Health Care - 14.4%		11,360
Industrials

Aerospace & Defense – 3.7%
Boeing Co. (The):

1.433%, 2-4-24	39	39
5.150%, 5-1-30	68	79
3.625%, 2-1-31	250	267
5.705%, 5-1-40(A)	240	309
3.750%, 2-1-50	500	521
5.805%, 5-1-50	500	678
Lockheed Martin Corp., 4.090%, 9-15-52	120	149
Northrop Grumman Corp., 4.030%, 10-15-47	180	213
Raytheon Technologies Corp., 3.500%, 3-15-27	258	276
United Technologies Corp., 4.500%, 6-1-42	301	373
		2,904
Agricultural & Farm Machinery – 0.1%
John Deere Capital Corp., 0.700%, 1-15-26	100	97

Air Freight & Logistics – 0.3%
FedEx Corp., 5.250%, 5-15-50	200	268

Airlines – 0.3%
Southwest Airlines Co., 5.125%, 6-15-27	170	195

Building Products – 0.7%
Carrier Global Corp.:
2.242%, 2-15-25	250	256
2.722%, 2-15-30	37	38
2.700%, 2-15-31	240	244
		538
Construction Machinery & Heavy Trucks – 0.4%
Caterpillar, Inc., 3.250%, 4-9-50	259	287

Industrial Conglomerates – 1.3%
GE Capital International Funding Co., 4.418%, 11-15-35	600	717
Honeywell International, Inc., 1.750%, 9-1-31	350	341
		1,058
Railroads – 0.7%
Norfolk Southern Corp., 3.050%, 5-15-50	50	51
Union Pacific Corp.:
3.200%, 5-20-41	287	306
3.250%, 2-5-50	100	108
3.839%, 3-20-60	71	84
		549
Total Industrials - 7.5%		5,896
Information Technology

Application Software – 0.6%
Adobe, Inc., 2.300%, 2-1-30	156	159
salesforce.com, Inc.:
0.625%, 7-15-24	250	248
3.050%, 7-15-61	58	60
		467
Communications Equipment – 0.6%
Cisco Systems, Inc., 5.900%, 2-15-39	313	450

Data Processing & Outsourced Services – 4.0%
Fidelity National Information Services, Inc., 1.150%, 3-1-26	340	331
Fiserv, Inc.:
3.500%, 7-1-29	10	11
2.650%, 6-1-30	165	168
4.400%, 7-1-49	450	537

Global Payments, Inc., 3.200%, 8-15-29	200	209
Mastercard, Inc., 3.850%, 3-26-50	394	475
PayPal Holdings, Inc., 2.300%, 6-1-30	370	376
Visa, Inc.:
3.150%, 12-14-25	150	160
2.700%, 4-15-40	500	512
4.300%, 12-14-45	313	395
		3,174
IT Consulting & Other Services – 1.4%
International Business Machines Corp.:
3.000%, 5-15-24	18	19
3.300%, 5-15-26	150	161
3.500%, 5-15-29	78	85
4.150%, 5-15-39	364	421
4.250%, 5-15-49	350	425
		1,111
Semiconductors – 3.7%
Analog Devices, Inc., 1.700%, 10-1-28	216	215
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.875%, 1-15-27	293	318
Broadcom, Inc., 4.110%, 9-15-28	500	549
Intel Corp.:
3.900%, 3-25-30	100	114
3.250%, 11-15-49	191	202
4.750%, 3-25-50	350	467
Micron Technology, Inc., 4.185%, 2-15-27	202	222
NVIDIA Corp.:
0.584%, 6-14-24	183	181
3.500%, 4-1-50	350	400
QUALCOMM, Inc., 3.250%, 5-20-27	210	227
		2,895
Systems Software – 4.8%
Microsoft Corp.:
3.125%, 11-3-25	203	217
2.400%, 8-8-26	280	293
3.300%, 2-6-27	250	273
2.525%, 6-1-50	173	169
3.041%, 3-17-62	237	254
Oracle Corp.:
2.400%, 9-15-23	419	427
2.950%, 11-15-24	71	74
2.500%, 4-1-25	300	307
1.650%, 3-25-26	43	43
2.650%, 7-15-26	366	377
2.800%, 4-1-27	60	62
2.950%, 4-1-30	155	157
2.875%, 3-25-31	337	339
4.000%, 7-15-46	750	780
3.850%, 4-1-60	27	27
		3,799
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.:
2.400%, 5-3-23	400	410
0.700%, 2-8-26	100	98
3.250%, 2-23-26	150	161
3.200%, 5-11-27	200	216
1.400%, 8-5-28	279	273
2.200%, 9-11-29	85	87
3.850%, 5-4-43	150	177
3.450%, 2-9-45	500	559
4.650%, 2-23-46	235	309
2.650%, 2-8-51	350	345
2.800%, 2-8-61	350	348
Hewlett Packard Enterprise Co., 6.350%, 10-15-45(A)	237	318

HP, Inc., 6.000%, 9-15-41	100	133
		3,434
Total Information Technology - 19.5%		15,330
Materials

Commodity Chemicals – 0.2%
LYB International Finance III LLC (GTD by LyondellBasell Industries N.V.), 3.625%, 4-1-51	129	137

Diversified Chemicals – 0.7%
Dow Chemical Co. (The), 3.600%, 11-15-50	95	103
DowDuPont, Inc.:
4.205%, 11-15-23	360	381
4.493%, 11-15-25	32	35
		519
Industrial Gases – 0.4%
Air Products and Chemicals, Inc., 2.800%, 5-15-50	345	355

Total Materials - 1.3%		1,011
Real Estate

Office REITs – 0.2%
Alexandria Real Estate Equities, Inc., 2.000%, 5-18-32	21	20
Boston Properties L.P., 3.250%, 1-30-31	93	97
		117
Retail REITs – 0.4%
Simon Property Group L.P.:
3.375%, 10-1-24	27	28
3.500%, 9-1-25	280	299
		327
Specialized REITs – 0.5%
American Tower Corp., 3.800%, 8-15-29	85	93
Crown Castle International Corp.:
1.050%, 7-15-26	8	7
2.900%, 4-1-41	164	160
Equinix, Inc., 2.625%, 11-18-24	150	155
		415
Total Real Estate - 1.1%		859
Utilities

Electric Utilities – 1.2%
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 1.900%, 6-15-28	258	256
Southern California Edison Co., 3.700%, 8-1-25	156	167
Southern Co. (The):
2.950%, 7-1-23	131	134
3.700%, 4-30-30	340	370
		927
Multi-Utilities – 0.2%
Consolidated Edison, Inc.:
2.400%, 6-15-31	150	151
3.600%, 6-15-61	23	24
		175
Total Utilities - 1.4%		1,102

TOTAL CORPORATE DEBT SECURITIES – 99.1%		$77,968
(Cost: $75,535)

SHORT-TERM SECURITIES	Shares
Money Market Funds(B) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	228	228

TOTAL SHORT-TERM SECURITIES – 0.3%		$228
(Cost: $228)

TOTAL INVESTMENT SECURITIES – 99.4%		$78,196
(Cost: $75,763)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		474

NET ASSETS – 100.0%		$78,670

Notes to Schedule of Investments

(A)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(B)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$77,968	$—
Short-Term Securities	228	—	—
Total	$228	$77,968	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,763

Gross unrealized appreciation	3,153

Gross unrealized depreciation	(720)

Net unrealized appreciation	$2,433